SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Mar. 31, 2022
Buildings [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
Office equipment [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Machinery [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5-10 years
Motor vehicles [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Land use rights [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	50 years
Leasehold improvements [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years